RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2014 and 2013 are as follows:

	Years Ended December 31,
	2014	2013
	(In Thousands)
Balance at beginning of year	$2,029	$1,948
Additions	442	426
Repayments	(755)	(345)
Balance at end of year	$1,716	$2,029